Property, Plant, and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Property, plant and equipment
Depreciation expenses	$ 98,037	$ 100,041	$ 93,739
Gross property, plant, and equipment	1,548,279	1,468,710
Less accumulated depreciation	(943,781)	(880,961)
Net property, plant, and equipment	604,498	587,749
Land
Property, plant and equipment
Gross property, plant, and equipment	38,601	32,295
Buildings and improvements
Property, plant and equipment
Minimum useful life of property, plant and equipment (in years)	1
Maximum useful life of property, plant and equipment (in years)	45
Gross property, plant, and equipment	315,179	297,924
Machinery and equipment
Property, plant and equipment
Minimum useful life of property, plant and equipment (in years)	1
Maximum useful life of property, plant and equipment (in years)	30
Gross property, plant, and equipment	1,146,284	1,089,247
Property not yet in service
Property, plant and equipment
Gross property, plant, and equipment	$ 48,215	$ 49,244